Share-Based Compensation	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Share-Based Compensation

NOTE 23: SHARE-BASED COMPENSATION

STOCK OPTION PLAN

The Bank maintains a stock option program for certain key employees. Options on common shares are periodically granted to eligible employees of the Bank under the plan for terms of ten years and vest over a four-year period. These options provide holders with the right to purchase common shares of the Bank at a fixed price equal to the closing market price of the shares on the day prior to the date the options were issued. Under this plan, 14 million common shares have been reserved for future issuance (October 31, 2019 – 16 million; October 31, 2018 – 18 million). The outstanding options expire on various dates to December 12, 2029. The following table summarizes the Bank’s stock option activity and related information, adjusted to reflect the impact of the stock dividend on a retrospective basis, for the years ended October 31, 2020, October 31, 2019, and October 31, 2018.

Stock Option Activity
(millions of shares and Canadian dollars)	2020		2019		2018
	Number of shares	Weighted- average exercise price	Number of shares	Weighted- average exercise price	Number of shares	Weighted- average exercise price
Number outstanding, beginning of year	12.8	$57.35	13.1	$53.12	14.3	$48.17
Granted	2.1	72.84	2.2	69.39	1.9	72.64
Exercised	(1.5)	43.60	(2.3)	44.07	(3.0)	41.21

Forfeited/expired	(0.3)	65.99	(0.2)	66.59	(0.1)	60.46
Number outstanding, end of year	13.1	$61.27	12.8	$57.35	13.1	$53.12

Exercisable, end of year	5.4	$48.50	4.7	$44.77	4.7	$40.61

The weighted-average share price for the options exercised in 2020 was $70.21 (2019 – $74.15; 2018 – $74.99).

The following table summarizes information relating to stock options outstanding and exercisable as at October 31, 2020.

Range of Exercise Prices
(millions of shares and Canadian dollars)	Options outstanding			Options exercisable
	Number of shares outstanding	Weighted- average remaining contractual life (years)	Weighted- average exercise price	Number of shares exercisable	Weighted- average exercise price
$36.63 – $36.64	0.5	1.0	36.63	0.5	36.63
$40.54 – $47.59	1.8	2.5	44.27	1.8	44.27
$52.46 – $53.15	3.1	4.6	52.87	3.1	52.87
$65.75 – $69.39	3.9	7.1	67.66	–	–

$72.64 – $72.84	3.8	8.1	72.75	–	–

For the year ended October 31, 2020, the Bank recognized compensation expense for stock option awards of $11.2 million (October 31, 2019 – $11.1 million; October 31, 2018 – $11.5 million). For the year ended October 31, 2020, 2.1 million (October 31, 2019 – 2.2 million; October 31, 2018 – 1.9 million) options were granted by the Bank at a weighted-average fair value of $5.55 per option (2019 – $5.64 per option; 2018 – $6.28 per option).

The following table summarizes the assumptions used for estimating the fair value of options for the years ended October 31, 2020, October 31, 2019, and October 31, 2018.

Assumptions Used for Estimating the Fair Value of Options
(in Canadian dollars, except as noted)	2020	2019	2018
Risk-free interest rate	1.59%	2.03%	1.71%
Expected option life	6.3 years	6.3 years	6.3 years
Expected volatility[1]	12.90%	12.64%	13.91%
Expected dividend yield	3.50%	3.48%	3.50%

Exercise price/share price	$72.84	$69.39	$72.64
[1]	Expected volatility is calculated based on the average daily volatility measured over a historical period corresponding to the expected option life.

OTHER SHARE-BASED COMPENSATION PLANS

The Bank operates restricted share unit and performance share unit plans which are offered to certain employees of the Bank. Under these plans, participants are awarded share units equivalent to the Bank’s common shares that generally vest over three years. During the vesting period, dividend equivalents accrue to the participants in the form of additional share units. At the maturity date, the participant receives cash representing the value of the share units. The final number of performance share units will typically vary from 80% to 120% of the number of units outstanding at maturity (consisting of initial units awarded plus additional units in lieu of dividends) based on the Bank’s total shareholder return relative to the average of a peer group of large financial institutions. The number of such share units outstanding under these plans as at October 31, 2020 was 22 million (2019 – 22 million).

The Bank also offers deferred share unit plans to eligible employees and non-employee directors. Under these plans, a portion of the participant’s annual incentive award may be deferred, or in the case of non-employee directors, a portion of their annual compensation may be delivered as share units equivalent to the Bank’s common shares. The deferred share units are not redeemable by the participant until termination of employment or directorship. Once these conditions are met, the deferred share units must be redeemed for cash no later than the end of the next calendar year. Dividend equivalents accrue to the participants in the form of additional units. As at October 31, 2020, 6.8 million deferred share units were outstanding (October 31, 2019 – 6.6 million).

Compensation expense for these plans is recorded in the year the incentive award is earned by the plan participant. Changes in the value of these plans are recorded, net of the effects of related hedges, on the Consolidated Statement of Income. For the year ended October 31, 2020, the Bank recognized compensation expense, net of the effects of hedges, for these plans of $500 million (2019 – $546 million; 2018 – $509 million). The compensation expense recognized before the effects of hedges was $206 million (2019 – $662 million; 2018 – $607 million). The carrying amount of the liability relating to these plans, based on the closing share price, was $1.5 billion at October 31, 2020 (October 31, 2019 – $2.0 billion), and is reported in Other liabilities on the Consolidated Balance Sheet.

EMPLOYEE OWNERSHIP PLAN

The Bank also operates a share purchase plan available to Canadian employees. Employees can contribute any amount of their eligible earnings (net of source deductions), subject to an annual cap of 10% of salary to the Employee Ownership Plan. For participating employees below the level of Vice President, the Bank matches 100% of the first $250 of employee contributions each year and the remainder of employee contributions at 50% to an overall maximum of 3.5% of the employee’s eligible earnings or $2,250, whichever comes first. The Bank’s contributions vest once an employee has completed two years of continuous service with the Bank. For the year ended October 31, 2020, the Bank’s contributions totalled $82 million (2019 – $74 million; 2018 – $72 million) and were expensed as salaries and employee benefits. As at October 31, 2020, an aggregate of 22 million common shares were held under the Employee Ownership Plan (October 31, 2019 – 20 million). The shares in the Employee Ownership Plan are purchased in the open market and are considered outstanding for computing the Bank’s basic and diluted earnings per share. Dividends earned on the Bank’s common shares held by the Employee Ownership Plan are used to purchase additional common shares for the Employee Ownership Plan in the open market.